TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 8:- TAXES ON INCOME

a. The Company and Ltd. are separately taxed under the domestic tax laws of the state of incorporation of each entity. LabStyle US is a pass through entity for U.S. income tax purposes.
b. Tax rates applicable to Ltd.:
Corporate tax rate in Israel in 2014 and 2015 is 26.5%.
On January 4, 2016, the Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 217) (Reduction of Corporate Tax Rate), 2015, which consists of the reduction of the corporate tax rate from 26.5% to 25%. The Company estimates that the effect of the change in tax rates will result in a decrease in deferred tax balances as of December 31, 2015 in immaterial amounts.
c. Net operating loss carryforward:
Ltd. has accumulated net operating losses for Israeli income tax purposes as of December 31, 2015 in the amount of approximately $18,675. The net operating losses may be carried forward and offset against taxable income in the future for an indefinite period.
As of December 31, 2015, the Company had a U.S. federal net operating loss carryforward of approximately $4,877 that can be carried forward and offset against taxable income and that expires during the years 2031 to 2035. Utilization of U.S. loss carryforward may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of losses before utilization.
d. Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carry forward	$6,900	$5,099
Temporary differences	713	927
Deferred tax assets before valuation allowance	7,613	6,026
Valuation allowance	(7,613)	(6,026)
Net deferred tax asset	$—	$—
The deferred tax balances included in the financial statements as of December 31, 2015 are calculated according to the tax rates that were in effect as of the reporting date and do not take into account the potential effects of the reduction in the tax rate. Said effects will be included in the financial statements that will be issued starting from the date on which the new tax rate is substantially enacted, namely in the first quarter of 2016.
The net change in the total valuation allowance for the year ended December 31, 2015 was an increase of $1,595 and is mainly relates to increase in deferred taxes on net operating loss for which a full valuation allowance was recorded. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company’s accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.
e. Loss before taxes on income consists of the following:

	Year ended December 31,
	2015	2014
Domestic	$783	$3,598
Foreign	6,359	9,279
	$7,142	$12,877
f. The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.